SCHEDULE OF EARNINGS (LOSS) FROM EQUITY INVESTMENTS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
W. D. Von Gonten Engineering LLC [Member]
Earnings (loss) from equity investments	$ 42.7	$ 28.7	$ (454.1)